SEGMENT INFORMATION - Noncurrent Assets by Geographic Region (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of geographical areas [line items]
Non-current assets	$ 60,135	$ 67,500
United States
Disclosure of geographical areas [line items]
Non-current assets	21,001	20,507
Europe
Disclosure of geographical areas [line items]
Non-current assets	10,546	12,620
Australia
Disclosure of geographical areas [line items]
Non-current assets	9,426	11,595
Brazil
Disclosure of geographical areas [line items]
Non-current assets	6,358	7,749
Canada
Disclosure of geographical areas [line items]
Non-current assets	5,653	6,560
United Kingdom
Disclosure of geographical areas [line items]
Non-current assets	2,394	2,824
Mexico
Disclosure of geographical areas [line items]
Non-current assets	2,345	2,467
Other
Disclosure of geographical areas [line items]
Non-current assets	$ 2,412	$ 3,178